UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.     Name and address of issuer:
           Heritage Series Trust
           880 Carrillon Parkway
           St. Petersburg, FL  33716


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2.     The name of each  series or class of  securities  for which  this Form is filed  (if  the  Form is  being  filed  for all  series  and  classes  of securities  of the  issuer,  check  the box  but do not  list  series  or
       classes):     /X/




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3.     Investment Company Act File Number:     811-7470


       Securities Act File Number:             33-57986




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4(a). Last day of fiscal year for which this Form is filed: October 31, 1997




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4(b). / /  Check  box if this  Form is being  filed  late  (I.E.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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4(c). / /  Check box if this is the last  time the  issuer  will be filing  this
           Form.

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5. Calculation of registration fee:



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       (i)   Aggregate sale price of securities
             sold during the fiscal year pursuant to
             section 24(f):                                         $219,972,063
                                                                     -----------
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       (ii)  Aggregate price of securities redeemed
             or repurchased during the fiscal year:     $42,734,471
                                                         ----------


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       (iii) Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the    $     0
             Commission:                                 ------



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       (iv) Total available redemption credits [add
            Items 5(ii) and 5(iii):                                  $42,734,471
                                                                      ----------


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       (v)   Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                            $177,237,592
                                                                     -----------


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       (vi)  Redemption credits available for use in      $ (0     )
             future years - if Item 5(i) is less than      --------
             Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:




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       (vii) Multiplier for determining registration
             fee (See Instruction C.9):                             x  .000295
                                                                      --------


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       (viii)Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no fee              =$ 52,285.09
             is due):                                                 ==========


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



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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __0__.



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7.       Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$    0
                                                                       -------

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8.       Total of the amount of the registration fee due plus any interest due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$52,285.09
                                                                       ---------
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9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository:  1/29/98

         Method of Delivery:

             /X/  Wire Transfer

             / /  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen G. Hill
                          ------------------------------------------
                          Stephen G. Hill
                          President
                          Heritage Series Trust


Date    January 29, 1998


 *Please print the name and title of the signing officer below the signature.